GOODWILL AND INTANGIBLE ASSETS (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Feb. 28, 2014	Nov. 30, 2013	Feb. 28, 2014	Feb. 28, 2013
Impairment loss				$ (25,919,000)
Additional impairment expense	3,100,000	376,984
Amortization of intangible assets			5,100,000	5,800,000
Goodwill	35,060,183		35,060,183	35,060,183
Millennial Media Inc [Member]
Additional impairment expense			$ 87,975